Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, plant and equipment
Schedule of changes in property, plant and equipment

					Mineral		Constructions
	Land	Building	Facilities	Equipment	properties	Others	in progress	Total
Balance at December 31, 2016	724	10,674	9,471	6,794	8,380	7,515	11,861	55,419
Additions (i)	—	—	—	—	—	—	3,392	3,392
Disposals	—	(11)	(57)	(67)	(138)	(212)	(151)	(636)
Assets retirement obligation	—	—	—	—	425	—	—	425
Depreciation, amortization and depletion	—	(587)	(736)	(814)	(618)	(754)	—	(3,509)
Impairment (note 20)	(20)	—	—	(34)	(131)	—	(86)	(271)
Translation adjustment	79	(122)	(105)	(83)	222	29	38	58
Transfers	(65)	2,146	3,213	1,097	929	1,615	(8,935)	—
Balance at December 31, 2017	718	12,100	11,786	6,893	9,069	8,193	6,119	54,878
Cost	718	19,163	18,292	12,840	17,471	12,461	6,119	87,064
Accumulated depreciation	—	(7,063)	(6,506)	(5,947)	(8,402)	(4,268)	—	(32,186)
Balance at December 31, 2017	718	12,100	11,786	6,893	9,069	8,193	6,119	54,878
Additions (i)	—	—	—	—	—	—	2,823	2,823
Disposals	(11)	(53)	(93)	(234)	(8)	(79)	(92)	(570)
Assets retirement obligation	—	—	—	—	446	—	—	446
Depreciation, amortization and depletion	—	(531)	(655)	(847)	(525)	(653)	—	(3,211)
Impairment (note 20)	—	(10)	(18)	(21)	—	(31)	(104)	(184)
Translation adjustment	(84)	(1,360)	(1,471)	(560)	(864)	(990)	(468)	(5,797)
Transfers	12	806	1,687	1,176	381	829	(4,891)	—
Balance at December 31, 2018	635	10,952	11,236	6,407	8,499	7,269	3,387	48,385
Cost	635	18,267	17,611	12,424	16,717	11,697	3,387	80,738
Accumulated depreciation	—	(7,315)	(6,375)	(6,017)	(8,218)	(4,428)	—	(32,353)
Balance at December 31, 2018	635	10,952	11,236	6,407	8,499	7,269	3,387	48,385

(i)    Includes capitalized borrowing costs.

Schedule of estimated useful lives of property, plant and equipment

Useful life
Buildings	15 to 50 years
Facilities	3 to 50 years
Equipment	3 to 40 years
Others:
Locomotives	12 to 25 years
Wagon	30 to 44 years
Railway equipment	5 to 33 years
Ships	20 years
Others	2 to 50 years